--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2002
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...............................         1
    Statement of Operations...........................................         2
    Statements of Changes in Net Assets...............................         3
    Financial Highlights..............................................         4
    Notes to Financial Statements.....................................         5

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE SERIES
    Schedule of Investments...........................................         7
    Statement of Assets and Liabilities...............................         9
    Statement of Operations...........................................        10
    Statements of Changes in Net Assets...............................        11
    Financial Highlights..............................................        12
    Notes to Financial Statements.....................................        13

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company (5,556,530 Shares, Cost
  $79,019)++ at Value.......................................  $   87,015
Receivable for Fund Shares Sold.............................         305
Prepaid Expenses and Other Assets...........................          10
                                                              ----------
    Total Assets............................................      87,330
                                                              ----------

LIABILITIES:
Payable for Investment Securities Purchased.................         305
Accrued Expenses and Other Liabilities......................           3
                                                              ----------
    Total Liabilities.......................................         308
                                                              ----------

NET ASSETS..................................................  $   87,022
                                                              ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   5,692,040
                                                              ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $    15.29
                                                              ==========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $   82,163
Accumulated Net Investment Income (Loss)....................          86
Accumulated Net Realized Gain (Loss)........................      (3,223)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       7,996
                                                              ----------
    Total Net Assets........................................  $   87,022
                                                              ==========

--------------

++ The cost for federal income tax purposes is $82,237.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................         $   255
                                                                     -------

EXPENSES
  Administrative Services...................................               4
  Accounting & Transfer Agent Fees..........................               1
  Shareholder Services......................................              29
  Legal Fees................................................               1
  Audit Fees................................................               1
  Filing Fees...............................................               7
  Shareholders' Reports.....................................               8
                                                                     -------
        Total Expenses......................................              51
                                                                     -------
  NET INVESTMENT INCOME (LOSS)..............................             204
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold....            (240)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................           5,691
                                                                     -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................           5,451
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $ 5,655
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2002             2001
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................           $   204          $   863
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................                --            3,453
  Net Realized (Gain) Loss on Investment Securities Sold....              (240)          (1,214)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................             5,691             (557)
                                                                       -------          -------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................             5,655            2,545
                                                                       -------          -------

Distributions From:
  Net Investment Income.....................................              (880)            (640)
  Net Realized Gains........................................            (3,291)          (5,757)
                                                                       -------          -------
        Total Distributions.................................            (4,171)          (6,397)
                                                                       -------          -------
Capital Share Transactions (1):
  Shares Issued.............................................            26,033           37,265
  Shares Issued in Lieu of Cash Distributions...............             4,171            6,397
  Shares Redeemed...........................................            (7,626)         (10,214)
                                                                       -------          -------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            22,578           33,448
                                                                       -------          -------
        Total Increase (Decrease)...........................            24,062           29,596
NET ASSETS
    Beginning of Period.....................................            62,960           33,364
                                                                       -------          -------
    End of Period...........................................           $87,022          $62,960
                                                                       =======          =======

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             1,732            2,426
    Shares Issued in Lieu of Cash Distributions.............               300              459
    Shares Redeemed.........................................              (522)            (705)
                                                                       -------          -------
                                                                         1,510            2,180
                                                                       =======          =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS     YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,    NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2002        2001         2000         1999         1998         1997
                                     -----------  ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of         $  15.05    $  16.66     $  19.15     $  19.82     $  18.72     $  15.43
  Period...........................
                                      --------    --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.04        0.23         0.32         0.34         0.32         0.24
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       1.19        1.31         0.07         0.46         1.74         3.50
                                      --------    --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................       1.23        1.54         0.39         0.80         2.06         3.74
                                      --------    --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.21)      (0.32)       (0.34)       (0.33)       (0.25)       (0.20)
  Net Realized Gains...............      (0.78)      (2.83)       (2.54)       (1.14)       (0.71)       (0.25)
                                      --------    --------     --------     --------     --------     --------
  Total Distributions..............      (0.99)      (3.15)       (2.88)       (1.47)       (0.96)       (0.45)
                                      --------    --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  15.29    $  15.05     $  16.66     $  19.15     $  19.82     $  18.72
                                      ========    ========     ========     ========     ========     ========
Total Return.......................       8.82%#     10.74%        2.78%        4.42%       11.69%       24.98%

Net Assets, End of Period
  (thousands)......................   $ 87,022    $ 62,960     $ 33,364     $ 37,540     $ 45,135     $ 50,369
Ratio of Expenses to Average Net
  Assets (1).......................       0.29%*      0.36%        0.40%        0.37%        0.39%        0.45%
Ratio of Net Investment Income to
  Average Net Assets...............       0.57%*      1.61%        1.88%        1.58%        1.44%        1.62%
Portfolio Turnover Rate............        N/A         N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................         14%*         6%          26%          43%          25%          18%

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which U.S. Large Cap Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Cap Value
Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2002, the Portfolio owned 5% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatment of net short-term capital gain distributions from the Series. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. The Portfolio's administrative fees are accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its Series to not more than 0.75% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 2002, there are no previously waived fees subject to future reimbursement to the Advisor. In addition, until May 1, 2002, pursuant to an agreement with a Shareholder Service Agent, the Portfolio paid to such agent a fee at the effective annual rate of ..10% of its average daily net assets for services provided to shareholders. Effective May 1, 2002, this fee is no longer charged to the Portfolio.

D. INVESTMENTS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

  Gross Unrealized Appreciation.............................             $4,778
  Gross Unrealized Depreciation.............................                 --
                                                                         ------
  Net                                                                    $4,778
                                                                         ======

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings under the line of credit by the Portfolio with the international custodian bank during the six months ended May 31, 2002.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.5%)
 *3COM Corp............................................      152,600   $      847,693
 *#Adelphia Communications Corp. Class A...............      179,500          126,547
 *Advanced Micro Devices, Inc..........................       86,100          984,123
 #Aetna, Inc...........................................      539,626       25,821,104
 *AK Steel Holding Corp................................      663,675        9,271,540
 *Alaska Air Group, Inc................................      108,500        3,021,725
 Albemarle Corp........................................      102,100        3,254,948
 *Allegheny Corp.......................................       17,239        3,203,868
 Alliant Energy Corp...................................      212,900        5,859,008
 Allmerica Financial Corp..............................       94,900        4,607,395
 Allstate Corp.........................................      923,700       35,543,976
 Amerada Hess Corp.....................................       71,400        5,872,650
 *America West Holdings Corp. Class B..................       19,400           59,170
 American Financial Group, Inc.........................      177,400        4,743,676
 American National Insurance Co........................       46,700        4,690,081
 #AmerUs Group Co......................................       45,600        1,616,520
 *#AMR Corp............................................      361,200        7,567,140
 Anadarko Petroleum Corp...............................       75,000        3,806,250
 *AOL Time Warner, Inc.................................      804,000       15,034,800
 Apache Corp...........................................       39,300        2,188,224
 *Apple Computer, Inc..................................        1,000           23,295
 Archer-Daniels Midland Co.............................    2,375,260       34,560,033
 *Arrow Electronics, Inc...............................      308,200        7,711,164
 Ashland, Inc..........................................      245,700        9,334,143
 Astoria Financial Corp................................       25,200          878,724
 AT&T Corp.............................................    1,638,800       19,616,436
 *#AT&T Wireless Services, Inc.........................    2,041,537       16,556,865
 *AutoNation, Inc......................................    2,057,600       35,452,448
 Bank of Hawaii Corp...................................      337,800        9,779,310
 Bear Stearns Companies, Inc...........................      373,770       22,444,888
 Belo Corp. Class A....................................      324,200        7,767,832
 Big Lots, Inc.........................................      253,500        4,537,650
 #Boise Cascade Corp...................................      213,400        7,592,772
 *Borders Group, Inc...................................       22,700          473,068
 Borg-Warner, Inc......................................      100,800        6,491,520
 Bowater, Inc..........................................      168,400        8,820,792
 Brunswick Corp........................................      297,600        7,916,160
 Burlington Northern Santa Fe Corp.....................    1,283,000       36,308,900
 Centex Corp...........................................      229,000       12,308,750
 *Charter Communications, Inc..........................      109,000          759,185
 *CIENA Corp...........................................       54,000          305,910
 Cincinnati Financial Corp.............................      551,580       25,016,911
 Circuit City Stores, Inc. (Circuit City Group)........       59,200        1,356,272
 *Clear Channel Communications, Inc....................      465,300       24,767,919
 *#CNA Financial Corp..................................      635,600       16,906,960
 *CNET Networks, Inc...................................       38,114          118,344
 Coca-Cola Enterprises, Inc............................    1,785,400       38,832,450
 *#Comcast Corp. Class A Special.......................      441,700       12,436,063
 Commerce Group, Inc...................................       93,100        3,662,554
 Commercial Federal Corp...............................       98,900        2,848,320
 *Comverse Tecnology, Inc..............................       29,400          348,537
 *#Conseco, Inc........................................    1,199,100        3,345,489
 *Corning, Inc.........................................      430,000        2,064,000
                                                            SHARES             VALUE+
                                                            ------             ------
 #Countrywide Credit Industries, Inc...................      410,000   $   20,217,100
 *Cox Communications, Inc..............................      324,900       10,929,636
 CSX Corp..............................................      577,800       19,876,320
 #Cummins Engine Co., Inc..............................      143,100        5,267,511
 Curtiss-Wright Corp-Cl B W/I..........................       13,565          961,623
 Dana Corp.............................................      510,700       10,888,124
 Delta Air Lines, Inc..................................      402,500       10,565,625
 Dillards, Inc. Class A................................      348,900       10,477,467
 Eastman Chemical Co...................................       83,200        3,848,000
 *#Extended Stay America, Inc..........................      346,900        5,553,869
 *Federated Department Stores, Inc.....................      618,200       25,599,662
 #First American Financial Corp........................       54,300        1,205,460
 First Citizens Bancshares, Inc........................       10,300        1,155,299
 Florida East Coast Industries Inc. Class B............        7,739          176,836
 Florida East Coast Industries, Inc....................       60,400        1,510,000
 *Foot Locker, Inc.....................................      175,000        2,677,500
 Ford Motor Co.........................................    1,831,500       32,325,975
 *Gateway, Inc.........................................       54,500          292,120
 GATX Corp.............................................      140,300        4,482,585
 #General Motors Corp..................................      860,100       53,455,215
 *General Motors Corp. Class H.........................      826,438       12,049,466
 Georgia-Pacific Corp..................................      334,900        8,938,481
 Golden State Bancorp, Inc.............................      103,200        3,943,272
 Goodyear Tire & Rubber Co.............................      493,200       10,810,944
 Greenpoint Financial Corp.............................      265,700       13,593,212
 Halliburton Co........................................       26,100          484,155
 Harris Corp...........................................      151,400        5,709,294
 *Healthsouth Corp.....................................    1,481,200       20,958,980
 *Hearst-Argyle Television, Inc........................      238,600        6,170,196
 Helmerich & Payne, Inc................................      146,800        5,607,760
 Hibernia Corp.........................................      301,300        6,047,091
 #Hollinger International, Inc. Class A................      268,700        3,157,225
 Horton (D.R.), Inc....................................      598,615       14,678,040
 *Humana, Inc..........................................      618,900        9,419,658
 Huntington Bancshares, Inc............................       11,000          219,615
 *i2 Technologies Inc..................................      205,800          813,939
 Ikon Office Solutions, Inc............................        7,300           68,255
 IMC Global, Inc.......................................      438,300        6,144,966
 Independence Community Bank Corp......................       12,500          391,187
 *Ingram Micro, Inc....................................      269,200        3,876,480
 #International Paper Co...............................    1,215,775       52,399,902
 *Invitrogen Corp......................................        1,800           63,270
 *JDS Uniphase Corp....................................    1,046,400        3,678,096
 JP Morgan Chase & Co..................................        2,500           89,875
 *#Key3Media Group, Inc................................       56,100           58,905
 KeyCorp...............................................      941,600       25,705,680
 Lafarge Corp..........................................      257,500       10,789,250
 *Lear Corp............................................      110,900        5,125,798
 *#Level 3 Communications, Inc.........................      195,500          880,727
 *Liberty Media Corp...................................    1,630,800       19,651,140
 Lincoln National Corp.................................      309,400       13,867,308
 Loews Corp............................................      636,800       36,361,280
 Louisiana-Pacific Corp................................      383,400        4,044,870
 Lubrizol Corp.........................................      182,000        6,371,820
 *Lucent Technologies, Inc.............................      802,700        3,732,555

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Lyondell Chemical Co..................................      447,200   $    7,343,024
 *Mandalay Resort Group................................      296,300        9,659,380
 *Manor Care, Inc......................................      202,000        5,231,800
 Marathon Oil Corp.....................................      911,450       24,991,959
 *Maxtor Corp..........................................        1,400            7,420
 MBIA, Inc.............................................      139,650        7,835,762
 MeadWestavco Corp.....................................      758,431       23,936,082
 MetLife, Inc..........................................      285,000        9,470,550
 *MGM Grand, Inc.......................................       99,000        3,731,310
 *MIPS Technologies, Inc., Class B.....................       10,116           67,980
 Mony Group, Inc.......................................       51,200        1,780,736
 Norfolk Southern Corp.................................    1,537,600       32,550,992
 #Northrop Grumman Corp................................      241,000       29,235,710
 *Novell, Inc..........................................        5,800           19,836
 Occidental Petroleum Corp.............................      650,800       19,432,888
 Old Republic International Corp.......................      334,275       11,097,930
 Omnicare, Inc.........................................      360,300       10,117,224
 *Pactiv Corp..........................................      613,100       14,205,527
 *PanAmSat Corp........................................        2,700           66,434
 *Park Place Entertainment Corp........................      800,400        9,044,520
 #Penney (J.C.) Co., Inc...............................    1,120,000       27,395,200
 Penzoil Quaker State Co...............................       55,600        1,200,404
 PepsiAmericas, Inc....................................       19,700          313,230
 *Peregrine Systems, Inc...............................        2,800            3,822
 Phelps Dodge Corp.....................................      287,085       11,199,186
 Phillips Petroleum Co.................................      113,000        6,503,150
 *#Pioneer Natural Resources Co........................      483,900       11,676,507
 *#Pride International, Inc............................       59,700        1,158,180
 Protective Life Corp..................................       11,700          391,482
 Providian Financial Corp..............................      131,100        1,068,465
 Pulitzer, Inc.........................................        1,700           84,915
 Pulte Homes Inc.......................................      124,200        6,735,366
 Questar Corp..........................................      271,400        7,482,498
 *Quintiles Transnational Corp.........................       21,500          305,623
 *Qwest Communications International, Inc..............    1,048,900        5,412,324
 Rayonier, Inc.........................................       83,000        4,359,160
 Raytheon Co...........................................    1,084,000       47,912,800
 *#Rite Aid Corp.......................................      969,800        3,268,226
 RJ Reynolds Tobacco Holdings, Inc.....................      251,326       17,768,748
 Rockwell International Corp...........................       12,400          272,056
 Ryder System, Inc.....................................      275,400        8,234,460
 Safeco Corp...........................................      486,400       15,557,504
 Saint Paul Companies, Inc.............................      695,326       29,627,841
 *Saks, Inc............................................      743,200       10,375,072
 *Sanmina Corp.........................................       43,100          497,159
 Sears, Roebuck & Co...................................      254,200       15,010,510
 *Service Corp. International..........................      903,100        3,738,834
 *Six Flags, Inc.......................................      315,900        5,073,354
 *Smurfit-Stone Container Corp.........................      151,726        2,473,892
 *Solectron Corp.......................................      145,400        1,174,832
 Sovereign Bancorp, Inc................................      781,020       12,090,190
 #Sprint Corp..........................................      381,900        6,282,255
 #Starwood Hotels and Resorts Worldwide, Inc...........      573,700       20,303,243
 Sunoco, Inc...........................................      298,800       10,625,328
                                                            SHARES             VALUE+
                                                            ------             ------
 Supervalu, Inc........................................      565,200   $   17,057,736
 Telephone & Data Systems, Inc.........................        7,300          553,340
 Temple-Inland, Inc....................................      131,300        7,310,784
 Textron, Inc..........................................       23,200        1,088,544
 Thomas & Betts Corp...................................       46,900        1,023,358
 Tidewater, Inc........................................      100,900        4,111,675
 *#Toys R Us, Inc......................................      819,300       14,952,225
 TRW, Inc..............................................       30,000        1,647,000
 #Tyson Foods, Inc. Class A............................      912,556       13,469,327
 #UAL Corp.............................................      187,700        2,288,063
 Union Pacific Corp....................................      824,200       50,474,008
 Unionbancal Corp......................................       86,600        4,246,864
 *United Rentals, Inc..................................      288,500        6,733,590
 *United States Cellular Corp..........................       13,000          483,340
 United States Steel Corp..............................      326,200        6,700,148
 Unitrin, Inc..........................................      223,800        8,786,388
 UnumProvident Corp....................................      838,989       21,226,422
 #Valero Energy Corp...................................      114,300        4,514,850
 Valhi, Inc............................................      158,500        1,751,425
 *VeriSign, Inc........................................       62,300          603,376
 *Viacom, Inc. Class B.................................        3,000          146,880
 *Vishay Intertechnology, Inc..........................      182,616        4,485,049
 Visteon Corp..........................................      273,569        4,308,712
 *Vitesse Semiconductor, Inc...........................        2,800           14,070
 *WebMD Corp...........................................      321,200        2,095,830
 Weis Markets, Inc.....................................       20,800          770,224
 Wesco Financial Corp..................................       13,540        4,183,860
 Weyerhaeuser Co.......................................      204,100       13,368,550
 *Worldcom, Inc........................................    1,396,700        2,318,522
 Worthington Industries, Inc...........................      140,800        2,147,200
 *Xerox Corp...........................................       75,000          672,750
 York International Corp...............................      137,800        4,885,010
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,594,634,484)................................                 1,780,654,721
                                                                       --------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by FHLMC Notes 7.00%,
   02/15/03, valued at $28,415,423) to be repurchased
   at $27,998,896
   (Cost $27,995,000)..................................   $   27,995       27,995,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,622,629,484)++..............................                $1,808,649,721
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,622,798,949.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $  1,808,650
Collateral for Securities Loaned............................       141,081
Cash........................................................             1
Receivables:
  Dividends and Interest....................................         3,342
  Fund Shares Sold..........................................         1,190
Prepaid Expenses and Other Assets...........................             7
                                                              ------------
    Total Assets............................................     1,954,271
                                                              ------------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................       141,081
  Investment Securities Purchased...........................         1,126
  Fund Shares Redeemed......................................            33
Accrued Expenses and Other Liabilities......................           267
                                                              ------------
    Total Liabilities.......................................       142,507
                                                              ------------

NET ASSETS..................................................  $  1,811,764
                                                              ============

SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   115,729,069
                                                              ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      15.66
                                                              ============

Investments at Cost.........................................  $  1,622,629
                                                              ============

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $  1,607,553
Accumulated Net Investment Income (Loss)....................         6,021
Accumulated Net Realized Gain (Loss)........................        12,169
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       186,021
                                                              ------------
    Total Net Assets........................................  $  1,811,764
                                                              ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $ 12,571
  Interest..................................................       191
  Income from Securities Lending............................       111
                                                              --------
        Total Investment Income.............................    12,873
                                                              --------

EXPENSES
  Investment Advisory Services..............................       844
  Accounting & Transfer Agent Fees..........................       296
  Custodian Fees............................................        80
  Legal Fees................................................         7
  Audit Fees................................................        12
  Shareholders' Reports.....................................         4
  Trustees' Fees and Expenses...............................         4
  Other.....................................................        15
                                                              --------
        Total Expenses......................................     1,262
                                                              --------
  NET INVESTMENT INCOME (LOSS)..............................    11,611
                                                              --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold....    23,524
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................   104,553
                                                              --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................   128,077
                                                              --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $139,688
                                                              ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS
                                                                        ENDED          YEAR ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2002              2001
                                                                     -----------       -----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................         $   11,611        $   28,673
  Net Realized Gain (Loss) on Investment Securities.........             23,524           (11,185)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................            104,553           165,772
                                                                     ----------        ----------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            139,688           183,260
                                                                     ----------        ----------

Distributions From:
  Net Investment Income.....................................             (6,287)          (30,420)
  Net Realized Gains........................................                 --          (167,503)
                                                                     ----------        ----------
        Total Distributions.................................             (6,287)         (197,923)
                                                                     ----------        ----------
Capital Share Transactions (1):
  Shares Issued.............................................            197,934           186,202
  Shares Issued in Lieu of Cash Distributions...............              5,045           191,512
  Shares Redeemed...........................................           (161,699)         (461,311)
                                                                     ----------        ----------
        Net Increase (Decrease) from Capital Share
          Transactions......................................             41,280           (83,597)
                                                                     ----------        ----------
        Total Increase (Decrease)...........................            174,681           (98,260)
NET ASSETS
    Beginning of Period.....................................          1,637,083         1,735,343
                                                                     ----------        ----------
    End of Period...........................................         $1,811,764        $1,637,083
                                                                     ==========        ==========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             13,101            12,674
    Shares Issued in Lieu of Cash Distributions.............                334            13,967
    Shares Redeemed.........................................            (11,096)          (31,216)
                                                                     ----------        ----------
                                                                          2,339            (4,575)
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                        ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                       MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                        2002           2001          2000          1999          1998          1997
                                     -----------    ----------    ----------    ----------    ----------    ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $    14.44     $    14.71    $    17.79    $    18.79    $    18.09    $    15.52
                                     ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.10           0.25          0.33          0.34          0.31          0.32
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        1.18           1.25          0.04          0.46          1.71          3.38
                                     ----------     ----------    ----------    ----------    ----------    ----------
  Total from Investment
    Operations.....................        1.28           1.50          0.37          0.80          2.02          3.70
                                     ----------     ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.06)         (0.27)        (0.32)        (0.34)        (0.32)        (0.31)
  Net Realized Gains...............          --          (1.50)        (3.13)        (1.46)        (1.00)        (0.82)
                                     ----------     ----------    ----------    ----------    ----------    ----------
  Total Distributions..............       (0.06)         (1.77)        (3.45)        (1.80)        (1.32)        (1.13)
                                     ----------     ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period.....  $    15.66     $    14.44    $    14.71    $    17.79    $    18.79    $    18.09
                                     ==========     ==========    ==========    ==========    ==========    ==========
Total Return.......................        8.86%#        10.97%         3.06%         4.64%        11.93%        25.31%

Net Assets, End of Period
  (thousands)......................  $1,811,764     $1,637,083    $1,735,343    $1,788,082    $1,755,907    $1,489,996
Ratio of Expenses to Average Net
  Assets...........................        0.15%*         0.15%         0.16%         0.16%         0.16%         0.18%
Ratio of Net Investment Income to
  Average Net Assets...............        1.38%*         1.66%         2.20%         1.80%         1.67%         1.96%
Portfolio Turnover Rate............          14%*            6%           26%           43%           25%           18%

--------------

*   Annualized

#   Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2002.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

  Purchases.................................................  $140,755
  Sales.....................................................   121,135

E. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

  Gross Unrealized Appreciation.............................            $ 401,794
  Gross Unrealized Depreciation.............................             (215,943)
                                                                        ---------
  Net.......................................................            $ 185,851
                                                                        =========

    At May 31, 2002, the Series had a capital loss carryforward in the amount of $11,185,000 which expires on November 30, 2009.

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. Borrowings under the line of credit by the Series during the six months ended May 31, 2002 were as follows:

      WEIGHTED                WEIGHTED          NUMBER OF        INTEREST       MAXIMUM AMOUNT
       AVERAGE                AVERAGE             DAYS           EXPENSE        BORROWED DURING
    INTEREST RATE           LOAN BALANCE       OUTSTANDING       INCURRED         THE PERIOD
---------------------       ------------       -----------       --------       ---------------
        2.59%                $9,617,222             9             $6,231          $20,002,000

    There were no outstanding borrowings by the Series under the line of credit at May 31, 2002.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2002.

G. SECURITIES LENDING:

    As of May 31, 2002, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of May 31, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.74%. The repurchase agreements within the pooled cash account mature on June 3, 2002. The value of securities on loan to broker/dealers, the cash collateral received from such broker/dealers, the value and cost of the portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of May 31, 2002 were as follows:

                                           MARKET                               COST/VALUE OF
                                          VALUE OF            VALUE OF           POOLED CASH       VALUE OF COLLATERAL
                                         SECURITIES        COLLATERAL AND          ACCOUNT           FROM REPURCHASE
                                           ON LOAN         INDEMNIFICATION       INVESTMENT            AGREEMENTS
                                        -------------      ---------------      -------------      -------------------
The U.S. Large Cap Value Series...      $133,663,969        $141,080,626        $141,081,411           $141,080,626